                             Fidelity INCOME PLUS

                     The Fidelity Variable Annuity Account
                              Semi-Annual Report
                                 June 30, 1997

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

BALANCE SHEET (AMOUNTS IN THOUSANDS)
June 30, 1997 (Unaudited)

                                     MONEY       HIGH      EQUITY                         INVESTMENT
                                     MARKET     INCOME     INCOME     GROWTH    OVERSEAS  GRADE BOND
                           TOTAL   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                          -------- ---------- ---------- ---------- ---------- ---------- ----------
ASSETS
Cash....................  $     36       33        --           1          1        --         --
Investments in mutual
 funds, at current
 market value (Note 2):
 Variable Insurance
  Products Fund:
  Money Market
   Portfolio............   118,118  118,118        --         --         --         --         --
  High Income
   Portfolio............    57,583      --      57,583        --         --         --         --
  Equity Income
   Portfolio............   241,392      --         --     241,392        --         --         --
  Growth Portfolio......   147,304      --         --         --     147,304        --         --
  Overseas Portfolio....    49,358      --         --         --         --      49,358        --
 Variable Insurance
  Products Fund II:
  Investment Grade Bond
   Portfolio............    15,972      --         --         --         --         --      15,972
  Asset Manager
   Portfolio............    80,782      --         --         --         --         --         --
  Asset Manager Growth
   Portfolio............    13,915      --         --         --         --         --         --
  Contrafund Portfolio..    46,428      --         --         --         --         --         --
  Index 500 Portfolio...    49,348      --         --         --         --         --         --
 Variable Insurance
  Products Fund III:
  Growth Opportunities
   Portfolio............     2,622      --         --         --         --         --         --
  Growth & Income
   Portfolio............     2,137      --         --         --         --         --         --
  Balanced Portfolio....       312      --         --         --         --         --         --
 Fidelity Daily Income
  Trust.................       286      --         --         --         --         --         --
 Fidelity Capital and
  Income Fund...........       168      --         --         --         --         --         --
 Fidelity Cash
  Reserves..............        78      --         --         --         --         --         --
                          --------  -------     ------    -------    -------     ------     ------
 Total Investments in
  Mutual Funds..........   825,803  118,118     57,583    241,392    147,304     49,358     15,972
                          --------  -------     ------    -------    -------     ------     ------
 Total Assets...........  $825,839  118,151     57,583    241,393    147,305     49,358     15,972
                          ========  =======     ======    =======    =======     ======     ======
LIABILITIES AND CONTRACT
 OWNERS' EQUITY
Liabilities:
 Contract terminations
  payable...............         1      --         --         --         --         --         --
                          --------  -------     ------    -------    -------     ------     ------
 Total Liabilities......         1      --         --         --         --         --         --
Contract Owners' Equity:
Deferred annuity
 contracts terminable by
 owners (Notes 3 and
 6).....................   825,838  118,151     57,583    241,393    147,305     49,358     15,972
                          --------  -------     ------    -------    -------     ------     ------
 Total Liabilities and
  Contract Owners'
  Equity................  $825,839  118,151     57,583    241,393    147,305     49,358     15,972
                          ========  =======     ======    =======    =======     ======     ======

                See accompanying Notes to Financial Statements.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------


                                                                                  FIDELITY   FIDELITY
              ASSET                                                                DAILY    CAPITAL AND  FIDELITY
  ASSET      MANAGER                            GROWTH      GROWTH &               INCOME     INCOME       CASH
 MANAGER      GROWTH   CONTRAFUND INDEX 500  OPPORTUNITIES   INCOME    BALANCED    TRUST       FUND      RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------  ---------- ---------- ---------- ------------- ---------- ---------- ---------- ----------- ----------
     --          --         --         --          --          --        --           1         --         --
     --          --         --         --          --          --        --         --          --         --
     --          --         --         --          --          --        --         --          --         --
     --          --         --         --          --          --        --         --          --         --
     --          --         --         --          --          --        --         --          --         --
     --          --         --         --          --          --        --         --          --         --
     --          --         --         --          --          --        --         --          --         --
  80,782         --         --         --          --          --        --         --          --         --
     --       13,915        --         --          --          --        --         --          --         --
     --          --      46,428        --          --          --        --         --          --         --
     --          --         --      49,348         --          --        --         --          --         --
     --          --         --         --        2,622         --        --         --          --         --
     --          --         --         --          --        2,137       --         --          --         --
     --          --         --         --          --          --        312        --          --         --
     --          --         --         --          --          --        --         286         --         --
     --          --         --         --          --          --        --         --          168        --
     --          --         --         --          --          --        --         --          --          78
  ------      ------     ------     ------       -----       -----       ---        ---         ---        ---
  80,782      13,915     46,428     49,348       2,622       2,137       312        286         168         78
  ------      ------     ------     ------       -----       -----       ---        ---         ---        ---
  80,782      13,915     46,428     49,348       2,622       2,137       312        287         168         78
  ======      ======     ======     ======       =====       =====       ===        ===         ===        ===
     --          --           1        --          --          --        --         --          --         --
  ------      ------     ------     ------       -----       -----       ---        ---         ---        ---
     --          --           1        --          --          --        --         --          --         --
  80,782      13,915     46,427     49,348       2,622       2,137       312        287         168         78
  ------      ------     ------     ------       -----       -----       ---        ---         ---        ---
  80,782      13,915     46,428     49,348       2,622       2,137       312        287         168         78
  ======      ======     ======     ======       =====       =====       ===        ===         ===        ===

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
Six Months Ended June 30, 1997, Except as Noted (Unaudited)

                                                                                           INVESTMENT
                                      MONEY       HIGH      EQUITY                           GRADE
                                      MARKET     INCOME     INCOME     GROWTH    OVERSEAS     BOND
                             TOTAL  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                            ------- ---------- ---------- ---------- ---------- ---------- ----------
NET INVESTMENT INCOME
 (LOSS)
Income:
 Dividends................  $52,067    3,253      5,044     22,351      5,304      3,129       894
Expenses (Note 5):
 Administrative fee.......      --       --         --         --         --         --        --
 Mortality and expense
  risk charge.............    3,121      490        238        895        569        156        59
                            -------  -------     ------     ------     ------     ------     -----
   Net Investment income
    (loss)................   48,946    2,763      4,806     21,456      4,735      2,973       835
                            -------  -------     ------     ------     ------     ------     -----
NET REALIZED & UNREALIZED
 CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain
 from sales of
 investments:
 Proceeds from sales......  442,350  156,365     42,840     40,976     70,665     38,736     3,810
 Cost of investments
  sold....................  416,825  156,365     42,261     30,424     65,146     37,503     3,886
                            -------  -------     ------     ------     ------     ------     -----
Net realized capital gain
 from sales of
 investments..............   25,525      --         579     10,552      5,519      1,233       (76)
                            -------  -------     ------     ------     ------     ------     -----
Net change in unrealized
 appreciation/depreciation
 of investments:
 Beginning of the
  period..................   66,967      --       2,581     39,562      7,486      2,111       234
 End of the period........   79,148      --       1,360     41,261     15,139      4,155      (183)
                            -------  -------     ------     ------     ------     ------     -----
Net change in unrealized
 appreciation/depreciation
 of investments...........   12,181      --      (1,221)     1,699      7,653      2,044      (417)
                            -------  -------     ------     ------     ------     ------     -----
Net realized and
 unrealized capital gain
 (loss) from investments..   37,706      --        (642)    12,251     13,172      3,277      (493)
                            -------  -------     ------     ------     ------     ------     -----
INCREASE FROM OPERATIONS..  $86,652    2,763      4,164     33,707     17,907      6,250       342
                            =======  =======     ======     ======     ======     ======     =====

/1/ Period from May 1, 1997 (commencement of operations) to June 30, 1997.



                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                        FIDELITY
              ASSET                                                                      DAILY     FIDELITY    FIDELITY
  ASSET      MANAGER                            GROWTH       GROWTH &                    INCOME   CAPITAL AND    CASH
 MANAGER      GROWTH   CONTRAFUND INDEX 500  OPPORTUNITIES    INCOME       .BALANCED     TRUST    INCOME FUND  RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT/1/ SUBACCOUNT/1/ SUBACCOUNT/1/ SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------  ---------- ---------- ---------- ------------- ------------- ------------- ---------- ----------- ----------
   9,369         16       1,542      1,148         --            --           --            8           7          2
     --         --          --         --          --            --           --          --          --         --
     311         51         194        150           3             5          --          --          --         --
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
   9,058        (35)      1,348        998          (3)           (5)         --            8           7          2
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
   9,313      6,244      24,070     45,207       1,951         1,388          691          94         --         --
   8,742      5,657      20,872     41,977       1,889         1,334          675          94         --         --
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
     571        587       3,198      3,230          62            54           16         --          --         --
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
   9,001         48       4,494      1,454         --            --           --          --           (4)       --
   7,469      1,038       4,919      3,950          19            21            1         --           (1)       --
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
  (1,532)       990         425      2,496          19            21            1         --            3        --
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
    (961)     1,577       3,623      5,726          81            75           17         --            3        --
  ------      -----      ------     ------       -----         -----          ---         ---         ---        ---
   8,097      1,542       4,971      6,724          78            70           17           8          10          2
  ======      =====      ======     ======       =====         =====          ===         ===         ===        ===

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (AMOUNTS IN THOUSANDS) Six Months Ended June 30, 1997 and Twelve Months Ended December 31, 1996, Except as Noted (Unaudited)


                                                       MONEY                  HIGH
                                                      MARKET                 INCOME
                                    TOTAL           SUBACCOUNT             SUBACCOUNT
                               -----------------  ----------------  ------------------------
                                 1997     1996     1997     1996        1997         1996
                               --------  -------  -------  -------  ------------- ----------
OPERATIONS
 Net investment income
  (loss)....................   $ 48,946   34,713    2,763    5,146      4,806        4,684
 Net realized capital gain
  (loss)....................     25,525   48,784      --       --         579        1,768
 Net change in unrealized
  appreciation/depreciation..    12,181      615      --       --      (1,221)         566
                               --------  -------  -------  -------     ------       ------
 Increase (decrease) from
  operations................     86,652   84,112    2,763    5,146      4,164        7,018
                               --------  -------  -------  -------     ------       ------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments..................      6,924   19,236    1,365    3,536        461        1,146
 Transfers between funds....        --       --     6,931   17,795     (6,622)        (565)
 Contract terminations,
  withdrawals, and other
  deductions................    (51,136) (39,567) (18,250) (12,815)    (1,878)      (2,750)
                               --------  -------  -------  -------     ------       ------
 Increase (decrease) from
  contract transactions.....    (44,212) (20,331)  (9,954)   8,516     (8,039)      (2,169)
                               --------  -------  -------  -------     ------       ------
 Net increase (decrease) in
  contract owners' equity...     42,440   63,781   (7,191)  13,662     (3,875)       4,849
                               --------  -------  -------  -------     ------       ------
CONTRACT OWNERS' EQUITY
 Beginning of period........    783,398  719,617  125,342  111,680     61,458       56,609
                               --------  -------  -------  -------     ------       ------
 End of period..............   $825,838  783,398  118,151  125,342     57,583       61,458
                               ========  =======  =======  =======     ======       ======


                                                                       GROWTH      GROWTH &
                                  CONTRAFUND         INDEX 500      OPPORTUNITIES   INCOME
                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                               -----------------  ----------------  ------------- ----------
                                 1997     1996     1997     1996       1997/1/     1997/1/
                               --------  -------  -------  -------  ------------- ----------
OPERATIONS
 Net investment income
  (loss)....................      1,348      (46)     998      346         (3)          (5)
 Net realized capital gain
  (loss)....................      3,198    2,261    3,230    1,328         62           54
 Net change in unrealized
  appreciation/depreciation..       425    4,462    2,496    1,220         19           21
                               --------  -------  -------  -------     ------       ------
 Increase (decrease) from
  operations................      4,971    6,677    6,724    2,894         78           70
                               --------  -------  -------  -------     ------       ------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments..................        957    3,121      793    1,343         56          110
 Transfers between funds....    (9,639)   22,391   14,216   18,103      2,488        1,957
 Contract terminations,
  withdrawals, and other
  deductions................    (2,415)     (576)  (3,234)    (738)       --           --
                               --------  -------  -------  -------     ------       ------
 Increase (decrease) from
  contract transactions.....   (11,097)   24,936   11,775   18,708      2,544        2,067
                               --------  -------  -------  -------     ------       ------
 Net increase (decrease) in
  contract owners' equity...    (6,126)   31,613   18,499   21,602      2,622        2,137
                               --------  -------  -------  -------     ------       ------
CONTRACT OWNERS' EQUITY
 Beginning of period........     52,553   20,940   30,849    9,247        --           --
                               --------  -------  -------  -------     ------       ------
 End of period..............     46,427   52,553   49,348   30,849      2,622        2,137
                               ========  =======  =======  =======     ======       ======

/1/ Period from May 1, 1997 (commencement of operations) to June 30, 1997.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                           ASSET
      EQUITY                                            INVESTMENT         ASSET          MANAGER
      INCOME             GROWTH          OVERSEAS       GRADE BOND        MANAGER          GROWTH
    SUBACCOUNT         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
-------------------  ----------------  --------------  --------------  ---------------  -------------
   1997      1996     1997     1996     1997    1996    1997    1996    1997    1996     1997   1996
----------  -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
  21,456      9,027    4,735    8,970   2,973     605     835     758   9,058    4,762     (35)   424
  10,552     24,237    5,519   14,048   1,233   3,261    (76)      38     571    1,504     587    334
   1,699     (4,499)   7,653   (4,739)  2,044     351   (417)    (483) (1,532)   3,668     990     71
 -------    -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
  33,707     28,765   17,907   18,279   6,250   4,217     342     313   8,097    9,934   1,542    829
 -------    -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
   1,035      4,151      754    3,338     236     813      59     335     480      928     597    525
  (6,982)   (36,951) (10,912) (15,213)  8,167     647   (424)     188  (1,957) (12,356)  2,567  5,971
 (14,315)    (8,879)  (5,724)  (6,026) (1,600) (1,364)  (545)  (1,019) (2,995)  (5,121)   (150)  (166)
 -------    -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
 (20,262)   (41,679) (15,882) (17,901)  6,803      96   (910)    (496) (4,472) (16,549)  3,014  6,330
 -------    -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
  13,445    (12,914)   2,025      378  13,053   4,313   (568)    (183)  3,625   (6,615)  4,556  7,159
 -------    -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
 227,948    240,862  145,280  144,902  36,305  31,992  16,540  16,723  77,157   83,772   9,359  2,200
 -------    -------  -------  -------  ------  ------  ------  ------  ------  -------  ------  -----
 241,393    227,948  147,305  145,280  49,358  36,305  15,972  16,540  80,782   77,157  13,915  9,359
 =======    =======  =======  =======  ======  ======  ======  ======  ======  =======  ======  =====
               FIDELITY          FIDELITY        FIDELITY
                 DAILY          GOVERNMENT      CAPITAL AND      FIDELITY
                INCOME          SECURITIES        INCOME           CASH
 BALANCED        TRUST          FUND, LTD.         FUND          RESERVES
SUBACCOUNT    SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------  ----------------  ---------------  --------------  --------------
 1997/1/     1997     1996     1997     1996    1997    1996    1997    1996
----------  -------  -------  -------  ------  ------  ------  ------  ------
     --           8       20      --      --        7      13       2       4
      16        --       --       --        1     --        4     --      --
       1        --       --       --       (2)      3     --      --      --
 -------    -------  -------  -------  ------  ------  ------  ------  ------
      17          8       20      --       (1)     10      17       2       4
 -------    -------  -------  -------  ------  ------  ------  ------  ------
      21        --       --       --      --      --      --      --      --
     274        (64)     (10)     --      --      --      --      --      --
     --         (30)     (43)     --      (36)    --      (34)    --      --
 -------    -------  -------  -------  ------  ------  ------  ------  ------
     295        (94)     (53)     --      (36)    --      (34)    --      --
 -------    -------  -------  -------  ------  ------  ------  ------  ------
     312        (86)     (33)     --      (37)     10     (17)      2       4
 -------    -------  -------  -------  ------  ------  ------  ------  ------
     --         373      406      --       37     158     175      76      72
 -------    -------  -------  -------  ------  ------  ------  ------  ------
     312        287      373      --      --      168     158      78      76
 =======    =======  =======  =======  ======  ======  ======  ======  ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (AMOUNTS IN THOUSANDS, EXCEPT WHERE NOTED) June 30, 1997 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Organization--The Fidelity Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Growth Opportunities, Growth & Income, and Balanced subaccounts commenced operations on May 1, 1997.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments--Net purchase payments received by the Variable Account are invested in the subaccounts of the eligible mutual funds, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III, as selected by the contract owner. Transfers into the subaccounts of the eligible funds are permitted from the formerly eligible funds. Investments are stated at the closing net asset values per share as of June 30, 1997.

Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income--Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

2. INVESTMENTS

A summary of the mutual fund investments at June 30, 1997 follows:

                                                  NET ASSET
                                        NUMBER      VALUE
                                       OF SHARES  PER SHARE    MARKET
                                         HELD    (IN DOLLARS)  VALUE     COST
                                       --------- ------------ -------- --------
Variable Insurance Products Fund--
 Money Market........................   118,118    $  1.00    $118,118 $118,118
Variable Insurance Products Fund--
 High Income.........................     4,633      12.43      57,583   56,223
Variable Insurance Products Fund--
 Equity Income.......................    10,943      22.06     241,392  200,131
Variable Insurance Products Fund--
 Growth..............................     4,307      34.20     147,304  132,165
Variable Insurance Products Fund--
 Overseas............................     2,463      20.04      49,358   45,203
Variable Insurance Products Fund II--
 Investment Grade Bond...............     1,349      11.84      15,972   16,155
Variable Insurance Products Fund II--
 Asset Manager.......................     4,866      16.60      80,782   73,313
Variable Insurance Products Fund II--
 Asset Manager Growth................       932      14.93      13,915   12,877
Variable Insurance Products Fund II--
 Contrafund..........................     2,589      17.93      46,428   41,509
Variable Insurance Products Fund II--
 Index 500...........................       476     103.62      49,348   45,398
Variable Insurance Products Fund
 III--Growth Opportunities...........       153      17.12       2,622    2,603
Variable Insurance Products Fund
 III--Growth & Income................       186      11.49       2,137    2,116
Variable Insurance Products Fund
 III--Balanced.......................        23      13.61         312      311
Fidelity Daily Income Trust..........       286       1.00         286      286
Fidelity Capital and Income Fund.....        18       9.52         168      169
Fidelity Cash Reserves...............        78       1.00          78       78
                                                              -------- --------
                                                              $825,803 $746,655
                                                              ======== ========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at June 30, 1997 follows:

                                                    ACCUMULATION
                                                        UNIT
                                       ACCUMULATION    VALUE         TOTAL
      SUBACCOUNT                       UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
      ----------                       ------------ ------------ --------------
Variable Insurance Products Fund--
 Money Market........................     47,879     $2.467700      $118,151
Variable Insurance Products Fund--
 High Income.........................     16,336      3.524893        57,583
Variable Insurance Products Fund--
 Equity Income.......................     62,222      3.879560       241,393
Variable Insurance Products Fund--
 Growth..............................     34,275      4.297710       147,305
Variable Insurance Products Fund--
 Overseas............................     21,685      2.276163        49,358
Variable Insurance Products Fund II--
 Investment Grade Bond...............      9,130      1.749507        15,972
Variable Insurance Products Fund II--
 Asset Manager.......................     35,174      2.296634        80,782
Variable Insurance Products Fund II--
 Asset Manager Growth................     10,187      1.366043        13,915
Variable Insurance Products Fund II--
 Contrafund..........................     34,087      1.362019        46,427
Variable Insurance Products Fund II--
 Index 500...........................     30,847      1.599747        49,348
Variable Insurance Products Fund
 III--Growth Opportunities...........      2,385      1.099527         2,622
Variable Insurance Products Fund
 III--Growth & Income................      1,922      1.111916         2,137
Variable Insurance Products Fund
 III--Balanced.......................        289      1.077890           312
Fidelity Daily Income Trust..........         86      3.335217           287
Fidelity Capital and Income Fund.....         21      7.958933           168
Fidelity Cash Reserves...............         23      3.352983            78
                                                                    --------
                                                                    $825,838
                                                                    ========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

3. CONTRACT OWNERS' EQUITY (CONTINUED)
A summary of changes in contract owners' account units follows:

                           MONEY       HIGH      EQUITY                             INVESTMENT
                           MARKET     INCOME     INCOME     GROWTH      OVERSEAS    GRADE BOND
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         ---------- ---------- ---------- ----------- ------------- ----------
Units outstanding at
 1/1/96.................   48,392     19,489     81,601     43,498       18,308       10,020
Units purchased.........    1,502        370      1,349        940          443          200
Units redeemed and
 transferred............    2,043     (1,155)   (14,831)    (6,111)        (253)        (538)
                           ------     ------    -------     ------       ------       ------
Units outstanding at
 12/31/96...............   51,937     18,704     68,119     38,327       18,498        9,682
Units purchased.........      560        138        291        191          115           35
Units redeemed and
 transferred............   (4,618)    (2,506)    (6,188)    (4,243)       3,072         (587)
                           ------     ------    -------     ------       ------       ------
Units outstanding at
 6/30/97................   47,879     16,336     62,222     34,275       21,685        9,130
                           ======     ======    =======     ======       ======       ======
                                      ASSET
                           ASSET     MANAGER                             GROWTH      GROWTH &
                          MANAGER     GROWTH   CONTRAFUND  INDEX 500  OPPORTUNITIES   INCOME
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         ---------- ---------- ---------- ----------- ------------- ----------
Units outstanding at
 1/1/96.................   45,933      2,178     20,571      8,432          --           --
Units purchased.........      485        480      2,899      1,094          --           --
Units redeemed and
 transferred............   (9,205)     5,131     19,431     13,562          --           --
                           ------     ------    -------     ------       ------       ------
Units outstanding at
 12/31/96...............   37,213      7,789     42,901     23,088          --           --
Units purchased.........      224        470        761        549           52           99
Units redeemed and
 transferred............   (2,263)     1,928     (9,575)     7,210        2,333        1,823
                           ------     ------    -------     ------       ------       ------
Units outstanding at
 6/30/97................   35,174     10,187     34,087     30,847        2,385        1,922
                           ======     ======    =======     ======       ======       ======
                                     FIDELITY   FIDELITY   FIDELITY
                                      DAILY    GOVERNMENT CAPITAL AND   FIDELITY
                                      INCOME   SECURITIES   INCOME        CASH
                          BALANCED    TRUST    FUND, LTD.    FUND       RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT   SUBACCOUNT
                         ---------- ---------- ---------- ----------- -------------
Units outstanding at
 1/1/96.................      --         131          8         26           23
Units purchased.........      --         --         --         --           --
Units redeemed and
 transferred............      --         (16)        (8)        (5)         --
                           ------     ------    -------     ------       ------
Units outstanding at
 12/31/96...............      --         115        --          21           23
Units purchased.........       19        --         --         --           --
Units redeemed and
 transferred............      270        (29)       --         --           --
                           ------     ------    -------     ------       ------
Units outstanding at
 6/30/97................      289         86        --          21           23
                           ======     ======    =======     ======       ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

4. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life

5. ADMINISTRATIVE AND MORTALITY RISK CHARGE
Administrative charges include an annual charge of $35 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 0.80% of the value of the contract owners' individual account of the eligible funds as a charge for assuming the mortality risk.

6. NET ASSETS
At June 30, 1997 contract owners' equity was comprised of:

                                      MONEY       HIGH      EQUITY
                                      MARKET     INCOME     INCOME      GROWTH     OVERSEAS
                           TOTAL    SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ----------- ---------- -------------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................  $746,690   118,151     56,223     200,132    132,166      45,203
Adjustment for
 appreciation
 (depreciation) to
 market value...........    79,148       --       1,360      41,261     15,139       4,155
                          --------   -------     ------     -------    -------      ------
Total Contract Owners'
 Equity.................  $825,838   118,151     57,583     241,393    147,305      49,358
                          ========   =======     ======     =======    =======      ======
                                                 ASSET
                         INVESTMENT   ASSET     MANAGER                             GROWTH
                         GRADE BOND  MANAGER     GROWTH   CONTRAFUND  INDEX 500  OPPORTUNITIES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ----------- ---------- -------------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................    16,155    73,313     12,877      41,508     45,398       2,603
Adjustment for
 appreciation
 (depreciation) to
 market value...........     (183)     7,469      1,038       4,919      3,950          19
                          --------   -------     ------     -------    -------      ------
Total Contract Owners'
 Equity.................    15,972    80,782     13,915      46,427     49,348       2,622
                          ========   =======     ======     =======    =======      ======
                                                FIDELITY   FIDELITY
                                                 DAILY    CAPITAL AND  FIDELITY
                          GROWTH &               INCOME     INCOME       CASH
                           INCOME    BALANCED    TRUST       FUND      RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ----------- ----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................     2,116       311        287         169         78
Adjustment for
 appreciation
 (depreciation) to
 market value...........        21         1        --           (1)       --
                          --------   -------     ------     -------    -------
Total Contract Owners'
 Equity.................     2,137       312        287         168         78
                          ========   =======     ======     =======    =======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

7. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                     SIX MONTHS ENDED
                                      JUNE 30, 1997,             YEAR ENDED
                                     EXCEPT AS NOTED         DECEMBER 31, 1996
                                    ---------------------    ------------------
                                    PURCHASES     SALES      PURCHASES  SALES
                                    ---------    --------    --------- --------
Variable Insurance Products Fund--
 Money Market.....................  $149,165     $156,365    $254,066  $240,470
Variable Insurance Products Fund--
 High Income......................    39,607       42,840     115,569   113,076
Variable Insurance Products Fund--
 Equity Income....................    42,169       40,976      65,599    98,353
Variable Insurance Products Fund--
 Growth...........................    59,518       70,665     136,043   145,038
Variable Insurance Products Fund--
 Overseas.........................    48,512       38,736      49,786    49,100
Variable Insurance Products Fund
 II--Investment Grade Bond........     3,734        3,810      10,423    10,166
Variable Insurance Products Fund
 II--Asset Manager................    13,899        9,313      11,269    23,100
Variable Insurance Products Fund
 II--Asset Manager Growth.........     9,223        6,244      16,517     9,763
Variable Insurance Products Fund
 II--Contrafund...................    14,322       24,070      54,378    29,493
Variable Insurance Products Fund
 II--Index 500....................    57,980       45,207      51,483    32,431
Variable Insurance Products Fund
 III--Growth Opportunities........     4,493/1/     1,951/1/      --        --
Variable Insurance Products Fund
 III--Growth & Income.............     3,450/1/     1,388/1/      --        --
Variable Insurance Products Fund
 III--Balanced....................       986/1/       691/1/      --        --
Fidelity Daily Income Trust.......         8           94          48        81
Fidelity Government Securities
 Fund, Ltd........................       --           --          --         36
Fidelity Capital and Income Fund..         6          --           12        34
Fidelity Cash Reserves............         2          --            4       --
                                    --------     --------    --------  --------
                                    $447,074     $442,350    $765,197  $751,141
                                    ========     ========    ========  ========

/1/ Period from May 1, 1997 (commencement of operations) to June 30, 1997.

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N.INC/897 SA